Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

Movements during 2025 (million euro)	Land and buildings	Plant and machinery	Fixtures, fittings, tooling and furniture	Total
Investment: Balance at 01.01.2025	186	755	436	1,377
Additions	66	151	209	426
Disposals	—	(38)	(38)	(76)
Scope changes and transfers	33	(86)	(5)	(58)
Foreign exchange effect	(6)	(41)	(26)	(73)
Balances at 12.31.2025	279	741	576	1,596
Accumulated depreciation and impairment losses at 01.01.2025	(42)	(367)	(196)	(605)
Depreciation charge	(6)	(111)	(57)	(174)
Disposals	—	80	48	128
Scope changes and transfers	—	45	1	46
Foreign exchange effect	2	12	7	21
Balances at 12.31.2025	(46)	(341)	(197)	(584)
Carrying amount at 12.31.2025	233	400	379	1,012

Movements during 2024 (million euro)	Land and buildings	Plant and machinery	Fixtures, fittings, tooling and furniture	Total
Investment: Balance at 01.01.2024	106	523	495	1,124
Additions	75	80	163	318
Disposals	(3)	(49)	(25)	(77)
Scope changes and transfers	5	185	(207)	(17)
Foreign exchange effect	3	16	10	29
Balances at 12.31.2024	186	755	436	1,377
Accumulated depreciation and impairment losses at 01.01.2024	(35)	(323)	(172)	(530)
Depreciation charge	(6)	(104)	(27)	(137)
Disposals	2	66	12	80
Scope changes and transfers	(2)	(2)	(6)	(10)
Foreign exchange effect	(1)	(4)	(3)	(8)
Balances at 12.31.2024	(42)	(367)	(196)	(605)
Carrying amount at 12.31.2024	144	388	240	772

Disclosure of additions other than through business combinations property plant and equipment [Table Text Block]

(Million euro)	2025	2024
Construction	179	117
Energy	174	107
Other businesses	73	94
TOTAL	426	318